Cover	Oct. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56198
Entity Registrant Name	VIVIC CORP.
Entity Central Index Key	0001703073
Entity Tax Identification Number	80-0948413
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	187 E. Warm Springs Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(702)
Local Phone Number	899 0818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false